Shareholders' Equity	12 Months Ended
Sep. 30, 2012
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity
In addition to 1.2 billion shares of authorized common stock with $0.001 par value per share, we have authorized 7.5 million  shares of preferred stock, none of which was outstanding at September 30, 2012.
Included in additional paid-in capital in our consolidated statements of equity as of September 30, 2012 and October 2, 2011 is $39.4 million related to the increase in value of our share of the net assets of Starbucks Japan at the time of its initial public stock offering in fiscal 2002.
Share repurchase activity (in millions, except for average price data):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011
Number of shares acquired	12.3	15.6
Average price per share of acquired shares	$48.15	$35.53
Total cost of acquired shares	$593.2	$555.9

As of September 30, 2012, 12.1 million shares remained available for repurchase under the current authorization. On November 14, 2012, our Board of Directors authorized the repurchase of up to an additional 25 million shares under our share repurchase program.
During fiscal years 2012 and 2011, our Board of Directors declared the following dividends (in millions, except per share amounts):

	Dividend Per Share	Record date	Total Amount	Payment Date
Fiscal Year 2012:
First quarter	$0.17	February 8, 2012	$128.2	February 24, 2012
Second quarter	$0.17	May 9, 2012	$129.0	May 25, 2012
Third quarter	$0.17	August 8, 2012	$129.1	August 24, 2012
Fourth quarter	$0.21	November 15, 2012	$157.4	November 30, 2012
Fiscal Year 2011:
First quarter	$0.13	February 9, 2011	$97.4	February 25, 2011
Second quarter	$0.13	May 11, 2011	$97.8	May 27, 2011
Third quarter	$0.13	August 10, 2011	$97.4	August 26, 2011
Fourth quarter	$0.17	November 17, 2011	$126.6	December 2, 2011

Comprehensive Income
Comprehensive income includes all changes in equity during the period, except those resulting from transactions with our shareholders. Comprehensive income is comprised of net earnings and other comprehensive income. Accumulated other comprehensive income reported on our consolidated balance sheets consists of foreign currency translation adjustments and the unrealized gains and losses, net of applicable taxes, on available-for-sale securities and on derivative instruments designated and qualifying as cash flow and net investment hedges.
Components of accumulated other comprehensive income, net of tax (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011
Net unrealized gains/(losses) on available-for-sale securities	$(0.1)	$(0.5)
Net unrealized gains/(losses) on hedging instruments	(72.1)	(45.3)
Translation adjustment	94.9	92.1
Accumulated other comprehensive income	$22.7	$46.3

As of September 30, 2012 and October 2, 2011, the translation adjustment was net of tax provisions of $6.6 million and $3.3 million, respectively.